FHLB Advances	12 Months Ended
Dec. 31, 2013
FHLB Advances [Abstract]
FHLB ADVANCES

NOTE 10 –FHLB ADVANCES

Fixed Rate Advances from the FHLB were as follows:

	Rate	December 31, 2013	December 31, 2012
Fixed Rate Advances
Maturities:
January 2014	3.12%	$5,000	$5,000
May 2014	3.06%	5,000	5,000
Total		$10,000	$10,000

Each advance is payable at its maturity date, with a prepayment penalty for fixed-rate advances.

In January 2014, a $5,000 fixed rated advance matured and was replaced with a $2,500 advance with a 12 month term with a fixed rate of .35% and a $2,500 advance with a 3 month term with a fixed rate of .20%

The advances were collateralized as follows:

	December 31, 2013	December 31, 2012

Single-family mortgage loans	$14,940	$9,917
Multi-family mortgage loans	4,890	4,968
Commercial real estate loans	3,339	1,185
Securities	2,024	4,707
Cash	3,300	3,300
Total	$28,493	$24,077

Based on the collateral pledged to FHLB and CFBank’s holdings of FHLB stock, CFBank was eligible to borrow up to a total of $19,404 from the FHLB at December 31, 2013.  As of December 31, 2013, due to credit restrictions imposed by the FHLB due to the CFBank order, any advances were limited to terms of no longer than one year. Effective January 24, 2014, as a result of the CFBank Order being lifted, the FHLB notified the bank that term restrictions on the advances have been lifted.

All payments due over the next five years are due in 2014.